Dividend income	12 Months Ended
Dec. 31, 2020
Dividend income Abstract
Dividend income	Dividend income
Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.
The detail of Income from dividends as follows:

EUR million
	2020	2019	2018
Dividend income classified as
Financial assets held for trading	272	388	241
Non-trading financial assets mandatorily at fair value through profit or loss	31	34	23
Financial assets at fair value through other comprehensive income	88	111	106
	391	533	370